Statements of Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (Parenthetical) (Series C convertible preferred stock, USD $)	1 Months Ended
May 31, 2013
Series C convertible preferred stock
Issuance of convertible preferred stock, issuance costs	$ 81,080